UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street, Suite 200

Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

1031 South Caldwell Street, Suite 200

Charlotte, NC 28203

(Name and address of agent for service)

Copies to:

JoAnn Strasser

Thompson Hine LLP

1919 M Street, NW, Suite 700

Washington DC 20036

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

SEMI-ANNUAL REPORT Queens Road Value Fund Queens Road Small Cap Value Fund Each a series of Bragg Capital Trust November 30, 2017 (Unaudited)

QUEENS ROAD FUNDS

Table of Contents
Performance Illustration	2
Graphical Illustration	3

Schedules of Investments
Queens Road Value Fund	4
Queens Road Small Cap Value Fund	6

Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11

Notes to Financial Statements	13

Expense Illustration	18

Additional Information	19

QUEENS ROAD FUNDS PERFORMANCE ILLUSTRATION November 30, 2017 (Unaudited)

Queens Road Value Fund

	Average Annual Total Return For the Period Ended November 30, 2017
	Queens Road Value Fund	S&P 500/Citigroup Value Index
Six Month	10.83%	10.28%
1 Year	21.09%	16.33%
3 Year	9.45%	9.07%
5 Year	13.85%	14.35%
10 Year	6.49%	6.46%

Gross Annual Operating Expense is 0.96% as disclosed in the most recent Prospectus effective October 1, 2017. Past performance is not predictive of future performance. The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

The S&P 500/Citigroup Value Index along with its counterpart the S&P 500/Citigroup Growth Index were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Growth and Value Indices. These Indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. It is not possible to invest directly in the S&P 500/Citigroup Value Index. The S&P 500/Citigroup Growth Index and S&P 500/Citigroup Value Index are the exclusive property of Standard & Poors.

Queens Road Small Cap Value Fund

	Average Annual Total Return For the Period Ended November 30, 2017
	Queens Road Small Cap Value Fund	Russell 2000 Value Index
Six Month	7.33%	12.08%
1 Year	8.03%	13.37%
3 Year	7.94%	10.89%
5 Year	11.32%	14.16%
10 Year	7.61%	8.18%

Gross Annual Operating Expenses is 1.18% as disclosed in the most recent Prospectus effective October 1, 2017, amended December 13, 2017. Past performance is not predictive of future performance. The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

The Russell 2000 Value Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Value Index represents those stocks of the Russell 2000 with lower price-to book ratios and lower relative forecasted growth rates. You cannot invest directly in these indices.

QUEENS ROAD FUNDS GRAPHICAL ILLUSTRATION November 30, 2017 (Unaudited)

The following charts provide a visual breakdown of the Funds by the industry sectors that the underlying securities represent as a percentage of the total investments.

Queens Road Value Fund

Queens Road Small Cap Value Fund

QUEENS ROAD VALUE FUND SCHEDULES OF INVESTMENTS As of November 30, 2017 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS — 93.3%
	AEROSPACE/DEFENSE — 5.3%
8,000	General Dynamics Corp.	$1,657,280
6,600	United Technologies Corp.	801,570
		2,458,850
	APPAREL — 2.2%
14,000	VF Corp.	1,021,440

	BANKS — 6.0%
14,500	Bank of New York Mellon Corp.	793,730
9,000	JPMorgan Chase & Co.	940,680
11,000	State Street Corp.	1,048,850
		2,783,260
	BUILDING MATERIALS — 0.9%
6,380	Fortune Brands Home & Security, Inc.	436,520

	CHEMICALS — 2.7%
12,000	LyondellBasell Industries NV, Class A	1,256,400

	COMPUTERS — 4.0%
3,984	DXC Technology Co.	383,022
46,378	Hewlett Packard Enterprise Co.	646,973
5,500	International Business Machines Corp.	846,835
		1,876,830
	COSMETICS/PERSONAL CARE — 3.7%
8,800	Procter & Gamble Co.	791,912
16,400	Unilever PLC ADR	926,272
		1,718,184
	DIVERSIFIED FINANCIAL SERVICES — 9.6%
18,000	American Express Co.	1,758,780
9,000	Ameriprise Financial, Inc.	1,469,070
10,000	Franklin Resources, Inc.	433,500
7,900	T Rowe Price Group, Inc.	813,068
		4,474,418
	ELECTRIC — 4.7%
13,000	American Electric Power Co., Inc.	1,009,190
8,284	Duke Energy Corp.	738,767
8,400	Southern Co.	430,080
		2,178,037
	ELECTRONICS — 2.5%
3,400	Allegion PLC	286,076
20,000	Corning, Inc.	647,800
3,150	Fortive Corp.	235,147
		1,169,023
	FOOD — 1.3%
3,000	Kraft Heinz Co.	244,110
9,000	Mondelez International, Inc., Class A	386,460
		630,570

	HEALTHCARE-PRODUCTS — 1.8%
6,300	Danaher Corp.	594,468
3,022	Medtronic PLC	248,197
		842,665
	HEALTHCARE-SERVICES — 3.7%
7,300	Anthem, Inc.	1,715,208

	HOLDING COMPANIES-DIVERSIFIED — 1.6%
28,800	Leucadia National Corp.	757,728

	HOUSEHOLD PRODUCTS/WARES — 2.7%
7,586	Clorox Co.	1,056,654
1,717	Kimberly-Clark Corp.	205,628
		1,262,282
	INSURANCE — 4.3%
3	Berkshire Hathaway, Inc., Class A*	874,500
10,000	Prudential Financial, Inc.	1,158,400
		2,032,900
	INTERNET — 0.7%
12,000	Symantec Corp.	347,640

	MEDIA — 3.7%
5,166	Time Warner, Inc.	472,741
30,500	Twenty-First Century Fox, Inc.	974,170
10,000	Viacom, Inc., Class B	283,200
		1,730,111
	MISCELLANEOUS MANUFACTURING — 8.9%
5,100	3M Co.	1,240,014
18,000	Eaton Corp. PLC	1,400,040
10,200	Ingersoll-Rand PLC	893,724
9,076	Pentair PLC	645,848
		4,179,626
	OIL & GAS — 0.8%
4,700	Exxon Mobil Corp.	391,463

	PHARMACEUTICALS — 5.4%
5,000	Bristol-Myers Squibb Co.	315,950
9,000	GlaxoSmithKline PLC ADR	315,540
13,820	Merck & Co., Inc.	763,831
31,000	Pfizer, Inc.	1,124,060
		2,519,381
	RETAIL — 1.6%
4,225	McDonald's Corp.	726,573

	SEMICONDUCTORS — 2.5%
26,000	Intel Corp.	1,165,840

See accompanying Notes to Financial Statements.

QUEENS ROAD VALUE FUND SCHEDULES OF INVESTMENTS (Continued) As of November 30, 2017 (Unaudited)

NUMBER OF SHARES		VALUE
	SOFTWARE — 6.6%
6,368	Micro Focus International PLC ADR*	$213,328
19,500	Microsoft Corp.	1,641,315
25,000	Oracle Corp.	1,226,500
		3,081,143
	TELECOMMUNICATIONS — 5.3%
15,020	AT&T, Inc.	546,428
37,500	Cisco Systems, Inc.	1,398,750
10,000	Verizon Communications, Inc.	508,900
		2,454,078
	TRANSPORTATION — 0.8%
3,000	Union Pacific Corp.	379,500

	TOTAL COMMON STOCKS
	(Cost $23,291,834)	43,589,670

	EXCHANGE-TRADED FUNDS — 0.8%
	COMMODITY FUND — 0.8%
30,000	iShares Gold Trust*	367,500

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $295,769)	367,500

	SHORT-TERM INVESTMENTS — 5.8%
2,719,764	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 0.97%**	2,719,764

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,719,764)	2,719,764

	TOTAL INVESTMENTS — 99.9%
	(Cost $26,307,367)	46,676,934

	Other Assets in Excess of Liabilities — 0.1%	34,327

	TOTAL NET ASSETS — 100.0%	$46,711,261

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income Producing.

**	Variable rate security; the coupon rate shown represents the yield at November 30, 2017.

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND SCHEDULES OF INVESTMENTS As of November 30, 2017 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS — 76.2%
	AEROSPACE/DEFENSE — 6.7%
13,587	Astronics Corp.*	$563,724
4,859	Astronics Corp., Class B*	200,920
47,315	Cubic Corp.	2,931,164
39,931	Ducommun, Inc.*	1,116,870
36,319	Orbital ATK, Inc.	4,791,929
		9,604,607
	APPAREL — 3.9%
57,912	Deckers Outdoor Corp.*	4,327,764
63,839	Delta Apparel, Inc.*	1,292,739
		5,620,503
	AUTO PARTS & EQUIPMENT — 1.0%
25,000	Tenneco, Inc.	1,485,250

	BANKS — 2.4%
139,363	Hilltop Holdings, Inc.	3,465,958

	CHEMICALS — 1.9%
56,381	CSW Industrials, Inc.*	2,711,926

	COMMERCIAL SERVICES — 1.6%
170,487	RPX Corp.*	2,248,724

	COMPUTERS — 1.5%
20,800	DST Systems, Inc.	1,301,664
34,944	Syntel, Inc.*	894,916
		2,196,580
	DISTRIBUTION/WHOLESALE — 1.7%
34,574	Anixter International, Inc.*	2,472,041

	ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
17,600	Graham Corp.	349,184

	ELECTRONICS — 9.3%
29,610	SYNNEX Corp.	4,032,882
41,552	Tech Data Corp.*	4,018,079
242,977	Vishay Intertechnology, Inc.	5,321,196
		13,372,157
	FOOD — 0.7%
57,879	Darling Ingredients, Inc.*	1,038,928

	FOREST PRODUCTS & PAPER — 2.4%
75,842	Schweitzer-Mauduit International, Inc.	3,433,367

	GAS — 6.3%
72,040	New Jersey Resources Corp.	3,212,984
53,741	South Jersey Industries, Inc.	1,819,670
81,402	UGI Corp.	3,989,512
		9,022,166
	HEALTHCARE-PRODUCTS — 0.9%
15,000	STERIS PLC	1,349,400

	INSURANCE — 6.8%
12,145	American National Insurance Co.	1,522,376
8,495	Aspen Insurance Holdings Ltd.	348,295
28,932	CNO Financial Group, Inc.	729,376
26,226	Crawford & Co., Class B	262,785
5,410	EMC Insurance Group, Inc.	167,818
71,182	Horace Mann Educators Corp.	3,324,199
56,217	RLI Corp.	3,357,841
		9,712,690
	MACHINERY-CONSTRUCTION & MINING — 3.0%
47,942	Oshkosh Corp.	4,316,698

	MACHINERY-DIVERSIFIED — 3.4%
37,269	Graco, Inc.	4,904,228

	MEDIA — 5.6%
72,021	Meredith Corp.	4,908,231
74,712	Scholastic Corp.	3,072,158
		7,980,389
	METAL FABRICATE/HARDWARE — 1.9%
65,041	LB Foster Co.*	1,502,447
25,000	Timken Co.	1,247,500
		2,749,947
	MISCELLANEOUS MANUFACTURING — 3.1%
3,900	Chase Corp.	492,570
9,330	Colfax Corp.*	347,636
24,600	Crane Co.	2,100,102
44,875	Fabrinet*	1,431,961
		4,372,269
	PHARMACEUTICALS — 1.7%
75,462	Owens & Minor, Inc.	1,444,343
23,037	Prestige Brands Holdings, Inc.*	1,041,272
		2,485,615
	SEMICONDUCTORS — 0.5%
17,116	Synaptics, Inc.*	645,958

	SOFTWARE — 2.7%
83,984	CSG Systems International, Inc.	3,854,026

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND SCHEDULES OF INVESTMENTS (Continued) As of November 30, 2017 (Unaudited)

NUMBER OF SHARES		VALUE
	TELECOMMUNICATIONS — 1.7%
46,879	Plantronics, Inc.	$2,452,709

	TEXTILES — 2.9%
25,329	UniFirst Corp.	4,141,291

	TRUCKING & LEASING — 2.3%
67,083	Greenbrier Cos., Inc.	3,354,150

	TOTAL COMMON STOCKS
	(Cost $64,782,788)	109,340,761

	MUTUAL FUNDS — 1.0%
106,846	Central Fund of Canada Ltd., Class A**	1,401,819

	TOTAL MUTUAL FUNDS
	(Cost $1,318,331)	1,401,819

	SHORT-TERM INVESTMENTS — 22.7%
32,512,977	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 0.97%***	32,512,977

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,512,977)	32,512,977

	TOTAL INVESTMENTS — 99.9%
	(Cost $98,614,096)	143,255,557

	Other Assets in Excess of Liabilities — 0.1%	170,980

	TOTAL NET ASSETS — 100.0%	$143,426,537

PLC – Public Limited Company

*	Non-income Producing.

**	Passive foreign investment company.

***	Variable rate security; the coupon rate shown represents the yield at November 30, 2017.

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF ASSETS AND LIABILITIES As of November 30, 2017 (Unaudited)

	Value Fund	Small Cap Value Fund
Assets:
Investments, at Value (cost $26,307,367, $98,614,096)	$46,676,934	$143,255,557
Receivables:
Shareholder Subscriptions	5,000	66,554
Dividends and Interest	102,535	296,366
Total Assets	46,784,469	143,618,477

Liabilities:
Payables:
Shareholder Redemptions	37,665	49,669
Accrued Advisory Fees (Note 3)	35,543	142,271
Total Liabilities	73,208	191,940

Net Assets	$46,711,261	$143,426,537

Components of Net Assets:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$24,494,142	$96,075,764
Accumulated Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	548,271	(46,239)
Accumulated Undistributed Net Realized Gain on Investments	1,299,281	2,755,551
Net Unrealized Appreciation on Investments	20,369,567	44,641,461
Net Assets	$46,711,261	$143,426,537

Shares of Beneficial Interest Issued and Outstanding	1,943,467	5,153,909
Net Asset Value, Offering and Redemption Price Per Share	$24.04	$27.83

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF OPERATIONS For the six months ended November 30, 2017 (Unaudited)

	Value Fund	Small Cap Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $267)	$501,165	$861,238
Interest	12,904	136,909
Total Investment Income	514,069	998,147

Expenses:
Advisory Fees (Note 3)	210,786	878,207
Total Expenses	210,786	878,207
Net Investment Income	303,283	119,940

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	175,654	1,654,428
Net Change in Unrealized Appreciation on Investments	4,120,609	8,042,283
Net Realized and Unrealized Gain on Investments	4,296,263	9,696,711

Net Increase in Net Assets from Operations	$4,599,546	$9,816,651

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	Value Fund		Small Cap Value Fund
	For the six months ended November 30, 2017 (Unaudited)	For the year ended May 31, 2017	For the six months ended November 30, 2017 (Unaudited)	For the year ended May 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net Investment Income (Loss)	$303,283	$589,582	$119,940	$(24,946)
Net Realized Gain on Investments	175,654	1,901,841	1,654,428	4,648,960
Net Change in Unrealized Appreciation on Investments	4,120,609	3,360,316	8,042,283	7,356,656
Net Increase in Net Assets from Operations	4,599,546	5,851,739	9,816,651	11,980,670

Distributions to Shareholders From:
Net Investment Income	—	(648,076)	—	—
Net Realized Gains	—	(1,510,675)	—	(8,147,944)
Net Change in Net Assets from Distributions	—	(2,158,751)	—	(8,147,944)

Capital Transactions:
Proceeds from Sale of Shares	1,196,702	2,944,821	10,638,727	56,430,288
Net Asset Value of Shares Issued on Reinvestment of Dividends	—	653,245	—	6,252,949
Cost of Shares Redeemed	(1,904,507)	(3,720,982)	(17,711,741)	(69,208,578)
Net Decrease in Net Assets from Capital Transactions	(707,805)	(122,916)	(7,073,014)	(6,525,341)

Total Increase (Decrease) in Net Assets	3,891,741	3,570,072	2,743,637	(2,692,615)

Net Assets:
Beginning of Period	42,819,520	39,249,448	140,682,900	143,375,515
End of Period	$46,711,261	$42,819,520	$143,426,537	$140,682,900

Accumulated Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$548,271	$244,988	$(46,239)	$(166,179)

Capital Share Transactions:
Shares Sold	53,138	142,048	403,392	2,190,001
Shares Issued on Reinvestment of Dividends	—	32,164	—	236,944
Shares Redeemed	(84,279)	(178,505)	(675,661)	(2,677,077)
Net Decrease in Shares	(31,141)	(4,293)	(272,269)	(250,132)

See accompanying Notes to Financial Statements.

QUEENS ROAD VALUE FUND FINANCIAL HIGHLIGHTS

Per share operating performance

For a capital share outstanding throughout each period

	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014	Year Ended May 31, 2013

Net Asset Value, Beginning of Period	$21.69		$19.83	$20.10	$19.65	$17.15	$13.58

Income from Investment Operations:
Net Investment Income*	0.15		0.30	0.31	0.23	0.20	0.20
Net Realized and Unrealized Gain on Investments	2.20		2.66	0.00 **	1.17	2.49	3.59
Total from Investment Operations	2.35		2.96	0.31	1.40	2.69	3.79

Less Distributions:
Net Investment Income	—		(0.33)	(0.22)	(0.22)	(0.19)	(0.22)
Net Realized Gains	—		(0.77)	(0.36)	(0.73)	—	—
Total Distributions	—		(1.10)	(0.58)	(0.95)	(0.19)	(0.22)

Net Asset Value, End of Period	$24.04		$21.69	$19.83	$20.10	$19.65	$17.15

Total Return	10.83	%***	15.31%	1.74%	7.15%	15.69%	28.19%

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$46,711		$42,820	$39,249	$38,185	$36,934	$33,709
Ratio of Expenses to Average Net Assets	0.95	%****	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.37	%****	1.44%	1.61%	1.14%	1.10%	1.29%
Portfolio Turnover Rate	—	%***	8%	14%	4%	—%	4%

*	Computed using average shares method.

**	Amount is less than $0.005 per share.

***	Not annualized.

****	Annualized.

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS

Per share operating performance

For a capital share outstanding throughout each period

	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014		Year Ended May 31, 2013

Net Asset Value, Beginning of Period	$25.93		$25.26	$24.52	$23.27	$20.84		$17.40

Income from Investment Operations:
Net Investment Income (Loss)*	0.02		(0.00)**	(0.02)	0.01	0.00	**	0.05
Net Realized and Unrealized Gain on Investments	1.88		2.01	0.84	1.90	3.18		3.69
Total from Investment Operations	1.90		2.01	0.82	1.91	3.18		3.74

Less Distributions:
Net Investment Income	—		—	—	—	—		(0.05)
Net Realized Gains	—		(1.34)	(0.08)	(0.66)	(0.75)		(0.25)
Return of Capital	—		—	—	—	—		(0.00)**
Total Distributions	—		(1.34)	(0.08)	(0.66)	(0.75)		(0.30)

Net Asset Value, End of Period	$27.83		$25.93	$25.26	$24.52	$23.27		$20.84

Total Return	7.33	%****	7.87%	3.37%	8.33%	15.26%		21.75%

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$143,427		$140,683	$143,376	$79,266	$74,212		$79,421
Ratio of Expenses to Average Net Assets	1.24	%*****	1.24%	1.24%	1.24%	1.24%		1.24%
Ratio of Net Investment Income to Average Net Assets	0.17	%*****	(0.02)%	(0.07)%	0.02%	0.01%		0.27%
Portfolio Turnover Rate	0.52	%****	27%	23%	2%	0	%***	10%

*	Computed using average shares method.

**	Amount is less than $0.005 per share.

***	Amount is less than 0.5%.

****	Not annualized.

*****	Annualized.

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS NOTES TO FINANCIAL STATEMENTS November 30, 2017 (Unaudited)

Note 1. Organization

The Queens Road Value Fund and the Queens Road Small Cap Value Fund (individually referred to as the “Value Fund” and “Small Cap Value Fund”, respectively, or collectively as the “Funds”), are managed portfolios of the Bragg Capital Trust (the “Trust”), which are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management companies. The Funds’ investment objective is to seek growth of capital. The Funds invest primarily in common stocks which are believed by Bragg Financial Advisors (the “Advisor”) to be undervalued and have good prospects for capital appreciation. Under normal circumstances, the Small Cap Value Fund invests at least 80% of its assets in equity securities of companies with small market capitalization. The Fund defines a small capitalization (small cap) company as one whose market capitalization, at the time of purchase, is $4 billion or less. The Funds’ registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2. Significant Accounting Policies

The following is a summary of accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies, as such, these financial statements have applied the guidance set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) 946, Financial Services-Investment Companies, and Accounting Standards Update (ASU) 2013-08.

Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years 2013 – 2016, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended May 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Funds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

QUEENS ROAD FUNDS NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2017 (Unaudited)

Security Valuation: Securities, including common stocks and exchange-traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations may be valued using amortized cost, which approximates fair value, and are generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds and Mutual Funds are generally categorized as Level 1.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 2 or Level 3 securities during the period ended November 30, 2017. There were no transfers into and out of any level during the current year. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of November 30, 2017:

Value Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$43,589,670	$—	$—	$43,589,670
Exchange-Traded Funds	367,500	—	—	367,500
Short-Term Investments	2,719,764	—	—	2,719,764
Total	$46,676,934	$—	$—	$46,676,934

QUEENS ROAD FUNDS NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2017 (Unaudited)

Small Cap Value Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$109,340,761	$—	$—	$109,340,761
Mutual Funds	1,401,819	—	—	1,401,819
Short-Term Investments	32,512,977	—	—	32,512,977
Total	$143,255,557	$—	$—	$143,255,557

*	All sub-categories within common stocks represent Level 1 investments. See Schedules of Investments for industry categories.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain Bragg Financial Advisors, Inc. as their investment advisor. Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Funds. For its services as Advisor, the Value Fund and Small Cap Value Fund pay a fee, computed daily and payable monthly at the annual rate of 0.95% and 1.24% of each Fund’s first $250,000,000 of average daily net assets, 0.85% and 1.24% of each Fund’s next $250,000,000 of average daily net assets, and 0.80% and 1.15% of each Fund’s average daily net assets over $500,000,000, respectively. At the October 24, 2017 Board of Trustees meeting, the Advisor proposed, and the Board approved a decrease in the annual advisory fee for the Small Cap Value Fund from 1.24% to 1.18% on the first $500 million of average daily net assets, effective January 1, 2018. For the period ended November 30, 2017, the Advisor earned $210,786 and $878,207 from the Value Fund and Small Cap Value Fund, respectively. From these fees and its own resources the Advisor agreed to pay other operating expenses of the Funds including transfer agent fees, fund accountant fees, administrator fees, registration fees, custodial fees, and other ordinary expenses of the Funds. However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Funds. The amounts due to the Advisor at November 30, 2017, from the Value Fund and Small Cap Value Fund were $35,543 and $142,271, respectively.

Certain employees and officers of the Advisor are also “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non- interested” Trustee is entitled to receive an annual fee of $4,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Funds’ shares. Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Funds’ portfolio investments during the period ended November 30, 2017.

Note 4. Investment Transactions

For the period ended November 30, 2017, the cost of purchases and the proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $358,948, respectively, for the Value Fund, and $572,184 and $16,314,065, respectively, for the Small Cap Value Fund.

QUEENS ROAD FUNDS NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2017 (Unaudited)

Note 5. Federal Income Taxes

At May 31, 2017, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of Investments	$26,411,042	$104,042,738
Gross Unrealized Appreciation	$16,607,800	$38,172,760
Gross Unrealized Depreciation	(290,051)	(1,626,036)
Net Unrealized Appreciation on Investments	$16,317,749	$36,546,724

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and timing differences in recognizing certain gains and losses in security transactions.

As of May 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Value Fund	Small Cap Value Fund
Undistributed ordinary income	$244,988	$—
Undistributed long-term capital gains	1,054,836	1,681,765
Tax accumulated earnings	1,299,824	1,681,765
Accumulated capital and other losses	—	(694,367)
Net unrealized appreciation	16,317,749	36,546,724
Total accumulated earnings	$17,617,573	$37,534,122

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of May 31, 2017, the following Funds had the following post-October capital-losses and late-year ordinary losses:

	Value Fund	Small Cap Value Fund
Post-October capital losses	$—	$566,438
Late-year ordinary losses	—	127,929

The tax character of distributions paid during the fiscal years ended May 31, 2017 and May 31, 2016 were as follows:

	Value Fund		Small Cap Value Fund
Distributions paid from:	2017	2016	2017	2016
Ordinary Income	$648,272	$426,863	$925,377	$—
Net Long Term Capital Gains	1,510,479	680,087	7,222,567	302,677
Total Taxable Distributions Paid	$2,158,751	$1,106,950	$8,147,944	$302,677

QUEENS ROAD FUNDS NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2017 (Unaudited)

Note 6. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of November 30, 2017, Pershing, LLC, for the benefit of its customers, owned 95.23% and 44.45% of the Value Fund and Small Cap Value Fund, respectively. As of November 30, 2017, Charles Schwab & Co., Inc. owned 34.53% of the Small Cap Value Fund.

Note 7. Subsequent Event Disclosure

Within the financial statements, the Funds are required to recognize the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Income and capital gain distributions were made to the shareholders of the Queens Road Funds after November 30, 2017, meeting the criteria of a subsequent event. The record date of the distribution was December 20, 2017, and the ex-date and payable date was December 21, 2017. The Funds’ distribution type and amount are listed as follows:

Fund Name	Distribution Type	Rate	Amount
Queens Road Value Fund	Income	$0.2867	$549,243.68
Queens Road Value Fund	Long-Term Capital Gain	$0.6429	$1,231,631.55
Queens Road Small Cap Value Fund	Long-Term Capital Gain	$0.5652	$2,899,449.49

At the October 24, 2017 Board of Trustees meeting, the Advisor proposed, and the Board approved a decrease in the annual advisory fee for the Small Cap Value Fund from 1.24% to 1.18% on the first $500 million of average daily net assets, effective January 1, 2018.

There were no other events management was aware of after November 30, 2017 and through the date that the financial statements were filed that met the criteria of a subsequent event

QUEENS ROAD FUNDS EXPENSE ILLUSTRATION November 30, 2017 (Unaudited)

ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2017 through November 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During the Period* June 1, 2017 to November 30, 2017
Value Fund
Actual	$1,000.00	$1,108.30	$5.02
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,020.24	$4.81
Small Cap Value Fund
Actual	$1,000.00	$1,073.30	$6.44
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,018.78	$6.27

*	Expenses are equal to the Funds’ annualized expense ratio of 0.95% and 1.24%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

QUEENS ROAD FUNDS ADDITIONAL INFORMATION November 30, 2017 (Unaudited)

Proxy Voting – A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio Holdings – The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on October 8, 2004. The Funds’ Form N-Qs are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-595-3088.

Advisory Agreement Renewal – At a Board meeting held on July 24, 2017, the Trustees unanimously approved the continuance of the Investment Advisory Agreement between Bragg Financial Advisors, Inc. (the “Advisor”) and the Bragg Capital Trust on behalf of the Funds (“Advisory Agreement”). The Trustees considered the following factors to be of fundamental importance in their consideration of whether to approve the continuance of the Funds’ Contract: (i) the Advisor’s value investing experience, performance and that of the Funds; (ii) the nature, quality and extent of services provided by the Advisor to the Fund; (iii) the cost of the services provided and the profit to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the potential for economies of scale to be shared by the Funds; (v) whether the fee levels reflect these economies of scale to the benefit of shareholders; and (vi) the Funds’ expense ratios relative to their peer group.

The Trustees had an opportunity to review the Advisory Agreement and the Advisor’s current Form ADV, which were provided in the Meeting Materials. The Trustees also reviewed and discussed the Renewal of Advisory Agreement memo completed by the Advisor for each of the Funds. The Trustees were asked to consider the nature, extent and quality of services the Advisor has previously provided to the Funds based on a review of information provided by the Advisor.

The Trustees took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution services, regulatory compliance, and other services provided to the Funds. The Trustees noted that the Funds’ absolute performance was strong as well as in comparison to each Fund’s Morningstar peer group. The Trustees also considered the amount of Advisor resources spent on the Funds. The Trustees concluded that they have a reasonable belief that the nature, extent and quality of services provided to the Funds is appropriate.

The Trustees then reviewed disclosures made in the Form ADV and then discussed the Advisor’s solvency. They noted the Advisor is profitable and has a clean balance sheet with no debt. The Trustees then reviewed a peer group analysis that described the difference in the Funds’ unitary fee structure versus that of its peer group.

The Trustees also reviewed and discussed information provided by the Advisor comparing the expense ratio of each of the Funds with the expense ratios of the applicable Fund’s peers. The source of the information provided by the Advisor was Morningstar Associates, LLC, an independent third party specializing in mutual fund data and analytics. The cost to the Advisor for providing the services under the terms of the contract was discussed. The estimated aggregate cost of the services provided was compared to the amount paid to the Advisor under the terms of the contract. Upon review and discussion of this information, the Trustees concluded that the cost of services provided and any expected profits to the Advisor were reasonable.

Next, the Funds’ current marketing efforts and the Advisor’s effort to achieve economies of scale were discussed. The Trustees reviewed and considered the cost structure to the Advisor for providing services under the terms of the contract. The Trustees determined that as the Funds’ assets continue to increase, economies of scale would be realized. The Trustees also considered the contract’s stipulation that management fee percentage payout would be reduced as certain asset levels of the Funds’ were achieved. The Trustees concluded that reasonable economies of scale would be realized under the terms of the contract.

The Advisor had no other Advisory contracts with other investment companies or other types of clients that were comparable in services provided under the terms of the contract and therefore the Trustees could not rely on any comparisons between the Funds’ contract and other investment management contracts entered into by the Advisor.

The Board relied upon their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Agreement.

QUEENS ROAD FUNDS

Notes

THIS PAGE INTENTIONALLY LEFT BLANK

QUEENS ROAD FUNDS

Board of Trustees

Benton S. Bragg

Steven H. Scruggs

Philip C. Blount, III

Timothy J. Ignasher

Christopher B. Brady

Harold J. Smith

Investment Advisor

Bragg Financial Advisors, Inc.

1031 Caldwell Street, Suite 200

Charlotte, NC 28203

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent

UMB Fund Services

235 West Galena Street

Milwaukee, WI 53212

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Shares of Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, LLC, an affiliate of the Investment Advisor. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Funds are not bank deposits, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission. The Funds undertake no obligation to update any forward looking statement.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)	Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

/s/ Steven H. Scruggs

By: Steven H. Scruggs

President

January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs

By: Steven H. Scruggs

President

(Principal Executive Officer)

January 29, 2018

/s/ Benton S. Bragg

By: Benton S. Bragg

Treasurer

(Principal Financial Officer)

January 29, 2018